PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

	December 31
	2021	2020
	(in thousands)
Cost:
Laboratory equipment*	$6,005	$4,705
Computers	328	304
Office furniture and equipment	200	198
Leasehold improvements	$6,707	6,653
	$13,240	$11,860
Less:
Accumulated depreciation*	$6,393	$5,228
Property and Equipment, net	$6,847	$6,632

*	Laboratory equipment includes the finance lease (see Note 5) with a cost of $1.1 million as of December 31, 2021 and 2020. The related accumulated depreciation for the finance lease as of December 31, 2021 and 2020 was $0.6 million and $0.5 million, respectively.

Depreciation expense totaled $1.3 million, $1.2 million and $1.2 million for the years ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

During the years ended December 31, 2021, the Company disposed of $0.1 million of fixed assets. During the years ended December 31, 2020 and December 31, 2019, the Company did not dispose of any fixed assets.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)